Income Taxes Schedule of Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Unrecognized Tax Benefits	$ 1,268	$ 2,727	$ 4,186	$ 5,197
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	0	0	1,268
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(305)	(41)	0
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	$ (1,154)	$ (1,418)	$ (2,279)